Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Summary of cash and cash equivalents in the consolidated statements of cash flows
(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Cash and due from banks at amortized cost	~~W~~	28,471,127	30,070,043	34,650,390
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(1,490,600)	(1,956,179)	(1,322,274)
Restricted due from banks		(2,877,084)	(3,699,918)	(2,911,232)

		(4,367,684)	(5,656,097)	(4,233,506)

	~~W~~	24,103,443	24,413,946	30,416,884

Summary of significant non-cash activities
(b)	Significant non-cash activities for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Investment conversion	~~W~~	32,239	—	—
Transfers from construction-in-progress to property and equipment		18,748	33,983	82,179
Transfers between property and equipment and investment property		73,773	9,554	16,678
Transfers between assets held for sale and property and equipment		1,022	101,757	2,442
Transfers between investment property and assets held for sale		2,238	83,664	6,057
Accounts payable for purchase of intangible assets, etc.		137,058	117,743	374,685
Transaction for right-of-use assets	~~W~~	289,995	293,590	299,672

Summary of changes in assets and liabilities arising from financing activities
(c)	Changes in assets and liabilities arising from financing activities for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Financial liabilities designated at FVTPL	Total
Beginning balance	~~W~~	(81,407)	43,167,065	80,149,363	612,690	—	123,847,711
Changes from cash flows		71,629	6,145,271	(2,255,974)	(259,913)	49,993	3,751,006
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	(94,209)	45,713	13,379	—	(35,117)
Changes in foreign currency		—	294,867	58,406	19,032	—	372,305
Other		541,712	(233,819)	(708,725)	237,049	(2,666)	(166,449)
Business combination		—	—	—	1,102	—	1,102

Ending balance	~~W~~	531,934	49,279,175	77,288,783	623,339	47,327	127,770,558

	2023
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Financial liabilities designated at FVTPL	Total
Beginning balance	~~W~~	531,934	49,279,175	77,288,783	623,339	47,327	127,770,558
Changes from cash flows		79,563	8,153,087	3,865,582	(262,055)	209,969	12,046,146
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	(61,561)	33,295	18,855	—	(9,411)
Changes in foreign currency		—	90,914	197,895	(4,331)	32	284,510
Other		(253,480)	(560,263)	176,170	238,106	(2,496)	(401,963)

Ending balance	~~W~~	358,017	56,901,352	81,561,725	613,914	254,832	139,689,840